N-6	Nov. 15, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Nov. 15, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

The underlying fund information related to the 1 Year Average Annual Total Returns in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
Fidelity® VIP Total Market Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.37%	-19.41%	N/A	N/A

Prospectuses Available [Text Block]	The underlying fund information related to the 1 Year Average Annual Total Returns in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:
Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
Fidelity® VIP Total Market Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.37%	-19.41%	N/A	N/A

Fidelity® VIP Total Market Index Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(19.41%)